Note 9 - Warrants (Details) - $ / shares	3 Months Ended
	Feb. 28, 2017	Nov. 30, 2016	Feb. 29, 2016	Nov. 30, 2015
Class of Warrant or Right [Line Items]
Number Outstanding	5,201,508	5,476,482	2,361,744	5,429,300
Shares Issuable Upon Exercise	2,010,319
March 2013 Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	$ 2.10
Number Outstanding	1,491,742	1,491,742	1,491,744	1,724,300
Expiry	Mar. 22, 2018
Shares Issuable Upon Exercise	372,936
July 2013 Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	$ 2.55
Number Outstanding	870,000	870,000	870,000	870,000
Expiry	Jul. 31, 2018
Shares Issuable Upon Exercise	217,500
June 2016 Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	$ 1.93
Number Outstanding	2,839,766	3,114,740
Expiry	Jun. 02, 2021
Shares Issuable Upon Exercise	1,419,883